Income Taxes - Loss Before Tax and Provision For Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Loss before tax, after impairment of and equity in loss of equity method investees					$ (268,511)	$ (114,889)	$ (96,412)
Deferred tax expense (benefit) of net operating loss					(371)	(241)	(176)
Valuation allowance as a result of a change in circumstances					(10,134)	0	0
Deferred tax expense (benefit) other than the above two categories					(1,506)	(3,067)	(514)
Current tax expense (benefit) other than benefit of net operating loss					225	0	1,107
Total income tax expense (benefit)	$ (147)	$ (1,682)	$ (525)	$ (9,027)	(11,786)	(3,308)	417
Change In Circumstance
Operating Loss Carryforwards [Line Items]
Valuation allowance as a result of a change in circumstances					0	0	0
United States - Federal
Operating Loss Carryforwards [Line Items]
Loss before tax, after impairment of and equity in loss of equity method investees					(256,851)	(82,999)	(88,688)
Deferred tax expense (benefit) of net operating loss					0	0	0
Valuation allowance as a result of a change in circumstances					(8,873)	0	0
Deferred tax expense (benefit) other than the above two categories					(89)	0	0
Current tax expense (benefit) other than benefit of net operating loss					0	0	0
United States - State
Operating Loss Carryforwards [Line Items]
Deferred tax expense (benefit) of net operating loss					0	0	0
Valuation allowance as a result of a change in circumstances					(1,261)	0	0
Deferred tax expense (benefit) other than the above two categories					(1,359)	0	(514)
Current tax expense (benefit) other than benefit of net operating loss					225	0	0
Total income tax expense (benefit)			(300)
PRC/Hong Kong/Singapore/Malaysia
Operating Loss Carryforwards [Line Items]
Loss before tax, after impairment of and equity in loss of equity method investees					(11,660)	(31,890)	(7,724)
Deferred tax expense (benefit) of net operating loss					(371)	(241)	(176)
Valuation allowance as a result of a change in circumstances					0	0	0
Deferred tax expense (benefit) other than the above two categories					(58)	(3,067)	0
Current tax expense (benefit) other than benefit of net operating loss					$ 0	$ 0	$ 1,107
Total income tax expense (benefit)			$ (200)